UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
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Check here if Amendment; [ ]  Amendment Number:
      This Amendment (Check only one.): [ ]  is a restatement.
                                        [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       BLOOMBERGSEN INVESTMENT PARTNERS
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Address:    100 KING STREET WEST, SUITE 5708
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            TORONTO, ONTARIO
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            M5X 1A9
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Form 13F File Number:   28-  13755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN BLOOMBERG
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Title:      CEO
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Phone:      416.594.6621
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Signature, Place, and Date of Signing:

/s/ JONATHAN BLOOMBERG        TORONTO, ONTARIO, CANADA      10/26/2011
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       [Signature]                  [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number        Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     20
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Form 13F Information Table Value Total:     $ 322,799
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                          VALUE       Shares                          Investment   Other    Voting
     Name of Issuer        Title of Class     CUSIP     (x $1000)     Amount     SH/PRN    PUT/CALL   Discretion  Manager  Authority
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AON CORPORATION            common stock     37389103       29,848        711,000    SH                   Sole                   Sole
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AMC NETWORKS INC           common stock     00164V103      15,521        485,800    SH                   Sole                   Sole
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CREDIT ACCEPTANCE CORP.    common stock     225310101      20,431        317,450    SH                   Sole                   Sole
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COMCAST CORP SPL CL A      Class A Shares   20030N200      22,457      1,083,815    SH                   Sole                   Sole
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EAGLE MATERIALS INC        common stock     26969P108       2,550        153,144    SH                   Sole                   Sole
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MEDCO HEALTH SOLUTIONS     common stock     58405U102      29,659        632,518    SH                   Sole                   Sole
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OMNICOM GROUP INC          common stock     681919106      19,676        534,100    SH                   Sole                   Sole
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ORACLE CORP                common stock     68389X105      19,844        690,460    SH                   Sole                   Sole
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WRIGHT EXPRESS             common stock     98233Q105      29,914        786,370    SH                   Sole                   Sole
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AON CORPORATION            common stock     37389103       17,422        415,000    SH         CALL      Sole                   Sole
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COMCAST CORP SPL CL A      Class A Shares   20030N200         663         32,000    SH         CALL      Sole                   Sole
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EAGLE MATERIALS INC        common stock     26969P108       6,379        383,100    SH         CALL      Sole                   Sole
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EXPRESS SCRIPTS INC        common stock     302182100      10,009        270,000    SH         CALL      Sole                   Sole
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WELLS FARGO & CO           common stock     949746101      37,708      1,563,336    SH      Warrant      Sole                   Sole
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MEDCO HEALTH SOLUTIONS     common stock     58405U102      10,550        225,000    SH         CALL      Sole                   Sole
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MICROSOFT CORP             common stock     594918104      10,952        440,000    SH         CALL      Sole                   Sole
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OMNICOM GROUP INC          common stock     681919106       2,284         62,000    SH         CALL      Sole                   Sole
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ORACLE CORP                common stock     68389X105       9,053        315,000    SH         CALL      Sole                   Sole
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SXCI                       common stock     78505P100      10,026        180,000    SH         CALL      Sole                   Sole
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PHILIP MORRIS INTL INC     common stock     718172109      17,853        286,200    SH         CALL      Sole                   Sole
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